ONE GROUP(R) INVESTOR FUNDS
                               ANNUAL REPORT
                               For the year ended June 30, 2000

                                                                [One Group Logo]

                               ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND ONE GROUP(R) INVESTOR BALANCED FUND
                               ONE GROUP(R) INVESTOR GROWTH & INCOME FUND
                               ONE GROUP(R) INVESTOR GROWTH FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

Portfolio Performance Review................................................   2
Schedules of Portfolio Investments..........................................   9
Statements of Assets and Liabilities......................................... 13
Statements of Operations..................................................... 14
Statements of Changes in Net Assets.......................................... 15
Schedules of Capital Stock Activity.......................................... 17
Financial Highlights......................................................... 19
Notes to Financial Statements................................................ 35
Report of Independent Accountants............................................ 40

                            One Group Investor Funds

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUNDS PERFORM?
For the year ended June 30, 2000, the One Group Investor Funds posted the following total returns for their respective I share classes:

- One Group Investor Conservative Growth Fund, 4.52%

- One Group Investor Balanced Fund, 6.69%

- One Group Investor Growth & Income Fund, 8.10%

- One Group Investor Growth Fund, 10.17%

For information on other share classes and performance comparisons to indexes, please see pages 5-8.

HOW WOULD YOU CHARACTERIZE THE STOCK MARKET
DURING THE LAST FISCAL YEAR?
Volatility--in its extreme form--was the operative word for the last 12 months. As the battle between growth and value, or fundamentals and valuation, played out, the market experienced wild swings. In late 1999 through early 2000 we saw many technology and other growth stocks take charge because their fundamentals were stronger. They exhibited greater revenue growth rates and earnings-per-share growth rates that pushed their valuations to levels not seen in years.

In addition, the last quarter of 1999 saw huge money inflows toward new economy, or "concept," stocks, regardless of valuation. The rise and fall of the concept stock played a huge part in market performance. The company behind a concept stock typically has a plan, but little or no revenues or earnings. The market was filled with these concepts, including internet ideas, business-to-business ideas and optical networking ideas, to name a few. When investors were willing to buy these concepts at any price, other stocks fared poorly in a relative sense.

The tightening actions of the Federal Reserve have tempered some of this enthusiasm so far in 2000. Many of 1999's big winners, including the concept stocks, fell back to earth as valuation concerns ignited a correction among technology stocks. Investors took note that valuations were getting more and more unreasonable, particularly because many of the high-flying internet stocks didn't even have any earnings on which to base valuations. Also, it became apparent that the rosy projections for many of the high-growth technology issues wouldn't pan out. All of this helped make value stocks more attractive, especially as the Federal Reserve continued to raise interest rates.

The high volatility that's been present since mid-March has placed emphasis on sector neutrality and stock selection, two of Banc One Investment Advisors' key strengths.

HOW WOULD YOU CHARACTERIZE THE BOND MARKET?
During the fiscal year interest rates increased as the U.S. economy continued to surprise investors with high levels of income growth and low inflation. Uncomfortable with the strong economic growth and potential for future inflation, the Federal Reserve began a series of interest rate hikes that eventually pushed up the federal funds rate by 1.75 percentage points. But, more important, short-term market rates rose by more than 1 percentage point, causing prices to decline on many of the securities our fixed income funds invest in.

In addition, spread volatility remained high during the year, and non-Treasury securities underperformed. (Spreads refer to the differences in yields between non-Treasury bonds, such as agency, corporate and mortgage-backed securities, and comparable-maturity Treasury bonds. When spreads widen, prices on non-Treasury bonds decline relative to Treasury bond prices, and vice versa.) Several factors contributed to this volatility, including Y2K worries, concerns about a more restrictive Federal Reserve, and speculation that government surpluses would eliminate the federal debt. The U.S. Treasury began buying back its long-term debt and some shorter-term debt. This decreased the supply of Treasury securities, causing prices on available Treasuries to rise. Furthermore, high levels of growth among certain government agencies led to congressional scrutiny, causing investors to question the future status of securities issued by these agencies. In this volatile environment, higher-quality bonds outperformed lower-quality securities.

                            One Group Investor Funds

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

WHAT WAS YOUR ASSET ALLOCATION STRATEGY?
All of the Investor Funds finished the fiscal year with neutral asset allocations:

- One Group Investor Conservative Growth Fund: 30% equity funds, 70% fixed income funds.

- One Group Investor Balanced Fund: 50% equity funds, 50% fixed income funds.

- One Group Investor Growth & Income Fund: 70% equity funds, 30% fixed income funds.

- One Group Investor Growth Fund: 90% equity funds, 10% fixed income funds.

But, for approximately four months out of the last fiscal year, One Group Investor Growth Fund and One Group Investor Growth and Income Fund each had a 1% overweight toward equity funds. In addition, within each asset class we did make some temporary, tactical moves. After several quarters of strong performance, many growth stocks had achieved extremely high valuations. As such, in February we reduced weightings to mid- and large-cap growth funds and increased international fund exposure. In the Investor Balanced Fund, we overweighted international funds by 1% and underweighted mid-cap funds by 1%. In the Investor Growth and Income Fund and the Investor Growth Fund, we overweighted international funds by 2% and underweighted mid- and large-cap funds by 1% each. Style weightings remained neutral in the Investor Conservative Growth Fund.

In addition, we gradually increased the allocation to the One Group High Yield Bond Fund in all portfolios except the Investor Conservative Growth Fund. We took this action to complete the initiation of this important asset class into the fund mix and to take advantage of the increasingly attractive long-term prospects for this market segment.

WHAT WERE YOUR KEY STRATEGIES IN THE EQUITY ARENA?
Other than the strategic style moves mentioned above, we continued to maintain broad equity diversification. The Investor Funds enjoyed varying exposure, depending on the overall investment objective, to large-, mid- and small-cap funds as well as international funds. This diversified approach helps limit risk while offering return opportunities from a variety of market segments.

WHAT WERE YOUR KEY STRATEGIES WITHIN THE FIXED INCOME MARKET?
In this difficult fixed income environment, we favored short maturity, high-grade investments. We also focused on slightly reducing duration to take advantage of rising interest rates. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Instead of making "bets" on interest rate movements by significantly altering duration, we prefer to concentrate on the yield component of total return.

As such, our fund management teams emphasized select investments in the corporate, asset-backed and mortgage-backed sectors. This strategy typically allows the funds to capture yield advantages over Treasury securities. At the same time, they focus on maintaining portfolios with good average credit quality. During this past fiscal year, our focus on yield helped offset some of the price decline caused by higher interest rates.

The best-performing funds included One Group Ultra Short-Term Bond Fund and One Group Short-Term Bond Fund, primarily due to their short average maturities and durations. One Group High Yield Bond Fund, in contrast, performed poorly due to rising risk premiums and escalating credit problems within this sector of the market.

WHAT IS YOUR OUTLOOK FOR THE FUNDS?
We expect economic growth to continue but at a slower pace, as the effects of the Federal Reserve's interest rate hikes eventually take hold. We also expect corporate earnings growth to remain attractive. But, in an environment where interest rates are rising and growth is slowing, investors are not likely to get much more multiple expansion. As such, we believe earnings alone will drive stock prices higher in the coming year.

The outlook for the fixed income market has improved but is not yet rosy. Additional interest rate increases may be possible over the coming fiscal year if inflation

                            One Group Investor Funds

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

picks up or the economy refuses to slow down. Any difficulties, though, should be offset somewhat by the higher yields now available. In particular, risk premiums are well above normal, and long-term return prospects are now at the most attractive level since late 1994. As a result, we anticipate bonds will provide a greater contribution to total return in the year ahead.

/s/ Richard R. Jandrain
Richard R. Jandrain, III
Chief Investment Officer of Equity Securities
Chairman, Asset Allocation Committee
Banc One Investment Advisors Corporation

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                  One Group Investor Conservative Growth Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class I                   4.52%        8.51%

VALUE OF $10,000 INVESTMENT

                                                                                 LEHMAN BROTHERS
                                                                             INTERMEDIATE AGGREGATE
                                                         CLASS I                   BOND INDEX                  LIPPER MIX
                                                         -------             ----------------------            ----------
12/96                                                     10000                       10000                       10000
6/97                                                      10600                       10262                       10476
6/98                                                      11949                       11153                       11745
6/99                                                      12787                       11613                       12311
6/00                                                      13365                       12145                       13263

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                   4.27%        8.11%
  Class A*                 (1.21)%       6.50%

* Reflects 5.25% Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                                                        LEHMAN BROTHERS
                                                                                          INTERMEDIATE
                                                                                         AGGREGATE BOND
                                              CLASS A                CLASS A*                INDEX                LIPPER MIX
                                              -------                --------           ---------------           ----------
12/96                                          10000                   9479                  10000                  10000
6/97                                           10546                   9997                  10262                  10476
6/98                                           11852                  11235                  11153                  11745
6/99                                           12655                  11995                  11613                  12311
6/00                                           13195                  12507                  12145                  13263

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                   3.48%        7.42%
  Class B**                (1.47)%       6.71%

** Reflects Applicable Contingent Deferred Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                                                        LEHMAN BROTHERS
                                                                                          INTERMEDIATE
                                                                                         AGGREGATE BOND
                                              CLASS B               CLASS B**                INDEX                LIPPER MIX
                                              -------               ---------           ---------------           ----------
12/96                                          10000                  10000                  10000                  10000
6/97                                           10530                  10530                  10262                  10476
6/98                                           11744                  11744                  11153                  11745
6/99                                           12461                  12461                  11613                  12311
6/00                                           12895                  12595                  12145                  13263

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                   3.48%        6.94%
  Class C**                 2.49%        6.94%

** Reflects Applicable Contingent Deferred Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                                                        LEHMAN BROTHERS
                                                                                          INTERMEDIATE
                                                                                         AGGREGATE BOND
                                              CLASS C               CLASS C**                INDEX                LIPPER MIX
                                              -------               ---------           ---------------           ----------
7/97                                           10000                  10000                  10000                  10000
6/98                                           11148                  11148                  10868                  11212
6/99                                           11818                  11818                  11317                  11752
6/00                                           12229                  12229                  11835                  12660

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Conservative Growth Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (20%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (75%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                        One Group Investor Balanced Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class I                   6.69%        12.20%

VALUE OF $10,000 INVESTMENT

                                                                                 LEHMAN BROTHERS
                                                                             INTERMEDIATE AGGREGATE
                                                         CLASS I                   BOND INDEX                  LIPPER MIX
                                                         -------             ----------------------            ----------
12/96                                                     10000                       10000                       10000
6/97                                                      10848                       10262                       10701
6/98                                                      12695                       11153                       12288
6/99                                                      14111                       11613                       13144
6/00                                                      15055                       12145                       14532

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                   6.43%        11.87%
  Class A*                  0.83%        10.19%

* Reflects 5.25% Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                                                        LEHMAN BROTHERS
                                                                                          INTERMEDIATE
                                                                                         AGGREGATE BOND
                                              CLASS A                CLASS A*                INDEX                LIPPER MIX
                                              -------                --------           ---------------           ----------
12/96                                          10000                   9479                  10000                  10000
6/97                                           10841                  10275                  10262                  10701
6/98                                           12642                  11983                  11153                  12288
6/99                                           13995                  13266                  11613                  13144
6/00                                           14896                  14119                  12145                  14532

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                   5.58%        11.15%
  Class B**                 0.58%        10.51%

** Reflects Applicable Contingent Deferred Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                                                        LEHMAN BROTHERS
                                                                                          INTERMEDIATE
                                                                                         AGGREGATE BOND
                                              CLASS B               CLASS B**                INDEX                LIPPER MIX
                                              -------               ---------           ---------------           ----------
12/96                                          10000                  10000                  10000                  10000
6/97                                           10822                  10822                  10262                  10701
6/98                                           12537                  12537                  11153                  12288
6/99                                           13792                  13792                  11613                  13144
6/00                                           14561                  14261                  12145                  14532

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                   5.59%        10.36%
  Class C**                 4.59%        10.36%

** Reflects Applicable Contingent Deferred Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                                                        LEHMAN BROTHERS
                                                                                          INTERMEDIATE
                                                                                         AGGREGATE BOND
                                              CLASS C               CLASS C**                INDEX                LIPPER MIX
                                              -------               ---------           ---------------           ----------
7/97                                           10000                  10000                  10000                  10000
6/98                                           11566                  11566                  10868                  11483
6/99                                           12728                  12728                  11317                  12283
6/00                                           13439                  13439                  11835                  13580

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Balanced Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (40%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (55%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                    One Group Investor Growth & Income Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class I                   8.10%        15.05%

VALUE OF $10,000 INVESTMENT

                                                   S&P SUPERCOMPOSITE
                                                       1500 INDEX                  LIPPER MIX                    CLASS I
                                                   ------------------              ----------                    -------
12/96                                                     10000                       10000                       10000
6/97                                                      11750                       10926                       11087
6/98                                                      15210                       12842                       13342
6/99                                                      18456                       14013                       15225
6/00                                                      19953                       15889                       16459

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                   7.85%        14.97%
  Class A*                  2.21%        13.26%

* Reflects 5.25% Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                S&P
                                           SUPERCOMPOSITE
                                             1500 INDEX             LIPPER MIX              CLASS A                CLASS A*
                                           --------------           ----------              -------                --------
12/96                                          10000                  10000                  10000                   9479
6/97                                           11750                  10926                  11150                  10568
6/98                                           15210                  12842                  13400                  12701
6/99                                           18456                  14013                  15224                  14430
6/00                                           19953                  15889                  16419                  15563

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                   7.04%        14.12%
  Class B**                 2.04%        13.51%

** Reflects Applicable Contingent Deferred Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                S&P
                                           SUPERCOMPOSITE
                                             1500 INDEX             LIPPER MIX              CLASS B               CLASS B**
                                           --------------           ----------              -------               ---------
12/96                                          10000                  10000                  10000                  10000
6/97                                           11750                  10926                  11102                  11102
6/98                                           15210                  12842                  13276                  13276
6/99                                           18456                  14013                  14937                  14937
6/00                                           19953                  15889                  15989                  15689

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                   7.10%        12.95%
  Class C**                 6.10%        12.95%

** Reflects Applicable Contingent Deferred Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                S&P
                                           SUPERCOMPOSITE
                                             1500 INDEX             LIPPER MIX              CLASS C               CLASS C**
                                           --------------           ----------              -------               ---------
7/97                                           10000                  10000                  10000                  10000
6/98                                           12944                  11754                  11908                  11908
6/99                                           15708                  12825                  13450                  13450
6/00                                           16981                  14543                  14405                  14405

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Growth & Income Fund is measured against the S&P SuperComposite 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (60%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (35%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                         One Group Investor Growth Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class I                  10.17%        18.15%

VALUE OF $10,000 INVESTMENT

                                                   S&P SUPERCOMPOSITE
                                                       1500 INDEX                  LIPPER MIX                    CLASS I
                                                   ------------------              ----------                    -------
12/96                                                     10000                       10000                       10000
6/97                                                      11750                       11161                       11350
6/98                                                      15210                       13342                       14053
6/99                                                      18456                       14783                       16419
6/00                                                      19953                       17222                       18089

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  10.04%        17.69%
  Class A*                  4.28%        15.93%

* Reflects 5.25% Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                S&P
                                           SUPERCOMPOSITE
                                             1500 INDEX             LIPPER MIX              CLASS A*               CLASS A
                                           --------------           ----------              --------               -------
12/96                                          10000                  10000                   9479                  10000
6/97                                           11750                  11161                  10696                  11284
6/98                                           15210                  13342                  13203                  13929
6/99                                           18456                  14783                  15368                  16213
6/00                                           19953                  17222                  16910                  17841

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                   9.14%        17.24%
  Class B**                 4.14%        16.67%

** Reflects Applicable Contingent Deferred Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                S&P
                                           SUPERCOMPOSITE
                                             1500 INDEX             LIPPER MIX             CLASS B**               CLASS B
                                           --------------           ----------             ---------               -------
12/96                                          10000                  10000                  10000                  10000
6/97                                           11750                  11161                  11388                  11388
6/98                                           15210                  13342                  13952                  13952
6/99                                           18456                  14783                  16124                  16124
6/00                                           19953                  17222                  17298                  17598

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 2000

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                   9.08%        15.60%
  Class C**                 8.08%        15.60%

** Reflects Applicable Contingent Deferred Sales Charge.
VALUE OF $10,000 INVESTMENT

                                                S&P
                                           SUPERCOMPOSITE
                                             1500 INDEX             LIPPER MIX             CLASS C**               CLASS C
                                           --------------           ----------             ---------               -------
7/97                                           10000                  10000                  10000                  10000
6/98                                           12944                  11955                  12242                  12242
6/99                                           15708                  13245                  14157                  14157
6/00                                           16981                  15431                  15443                  15443

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Growth Fund is measured against the S&P SuperComposite 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (75%), the Lipper International Fund Index (10%), and the Lipper Intermediate U.S. Government Index (15%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

One Group Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
 INVESTMENT COMPANIES (99.7%):
2,010    One Group Bond Fund, Class I...........  $ 20,257
  677    One Group Diversified Equity Fund,
           Class I..............................    10,189
  222    One Group Diversified International
           Fund, Class I........................     3,982
  186    One Group Diversified Mid Cap Fund,
           Class I..............................     4,040
  581    One Group Equity Income Fund, Class
           I....................................    12,343
3,084    One Group Government Bond Fund,
           Class I..............................    29,421
1,159    One Group High Yield Bond Fund,
           Class I..............................    10,318
3,865    One Group Income Bond Fund, Class I....    29,028
2,057    One Group Intermediate Bond Fund,
           Class I..............................    20,713
   99    One Group International Equity Index
           Fund, Class I........................     2,136

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  457    One Group Large Cap Growth Fund,
           Class I..............................  $ 12,193
  766    One Group Large Cap Value Fund,
           Class I..............................    11,879
   67    One Group Mid Cap Growth Fund,
           Class I..............................     2,002
  144    One Group Mid Cap Value Fund, Class
           I....................................     1,942
4,200    One Group Prime Money Market Fund,
           Class I..............................     4,200
2,018    One Group Short-Term Bond Fund,
           Class I..............................    20,769
1,288    One Group Ultra Short-Term Bond Fund,
           Class I..............................    12,531
                                                  --------
  Total Investment Companies                       207,943
                                                  --------
Total (Cost $207,439) (a)                         $207,943
                                                  ========

------------

Percentages indicated are based on net assets of $208,652.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $445. Cost for federal income tax purposes differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation......................  $ 6,066
                   Unrealized depreciation......................   (6,007)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $    59
                                                                  =======

See notes to financial statements.

One Group Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
 INVESTMENT COMPANIES (100.4%):
 6,500   One Group Bond Fund, Class I...........  $ 65,521
 4,399   One Group Diversified Equity Fund,
           Class I..............................    66,208
 1,000   One Group Diversified International
           Fund, Class I........................    17,964
   811   One Group Diversified Mid Cap Fund,
           Class I..............................    17,595
 5,647   One Group Government Bond Fund, Class
           I....................................    53,869
 4,675   One Group High Yield Bond Fund,
           Class I..............................    41,605
10,391   One Group Income Bond Fund, Class I....    78,035
 2,296   One Group Intermediate Bond Fund, Class
           I....................................    23,119
   818   One Group International Equity Index
           Fund, Class I........................    17,708
 2,309   One Group Large Cap Growth Fund,
           Class I..............................    61,599

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
3,589    One Group Large Cap Value Fund,
           Class I..............................  $ 55,636
1,045    One Group Mid Cap Growth Fund,
           Class I..............................    31,075
2,111    One Group Mid Cap Value Fund, Class
           I....................................    28,366
5,980    One Group Prime Money Market Fund,
           Class I..............................     5,980
1,684    One Group Short-Term Bond Fund,
           Class I..............................    17,324
1,188    One Group Ultra Short-Term Bond Fund,
           Class I..............................    11,561
                                                  --------
  Total Investment Companies                       593,165
                                                  --------
Total (Cost $567,878) (a)                         $593,165
                                                  ========

------------

Percentages indicated are based on net assets of $590,950.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,626. Cost for federal income tax purposes differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation......................  $ 38,988
                   Unrealized depreciation......................   (16,327)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 22,661
                                                                  ========

See notes to financial statements.

One Group Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
 INVESTMENT COMPANIES (100.0%):
5,246    One Group Bond Fund, Class I...........  $ 52,883
7,563    One Group Diversified Equity Fund,
           Class I..............................   113,820
2,890    One Group Diversified International
           Fund, Class I........................    51,927
2,753    One Group Diversified Mid Cap Fund,
           Class I..............................    59,702
4,575    One Group Government Bond Fund, Class
           I....................................    43,643
5,872    One Group High Yield Bond Fund,
           Class I..............................    52,260
8,189    One Group Income Bond Fund, Class I....    61,501
2,592    One Group Intermediate Bond Fund, Class
           I....................................    26,099
1,199    One Group International Equity Index
           Fund, Class I........................    25,954
4,406    One Group Large Cap Growth Fund,
           Class I..............................   117,556

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
 7,106   One Group Large Cap Value Fund,
           Class I..............................  $110,139
 2,167   One Group Mid Cap Growth Fund,
           Class I..............................    64,433
 4,304   One Group Mid Cap Value Fund, Class
           I....................................    57,850
13,130   One Group Prime Money Market Fund,
           Class I..............................    13,130
   849   One Group Short-Term Bond Fund,
           Class I..............................     8,732
   696   One Group Small Cap Growth Fund,
           Class I..............................     9,021
   637   One Group Small Cap Value Fund, Class
           I....................................     8,751
   837   One Group Ultra Short-Term Bond Fund,
           Class I..............................     8,139
                                                  --------
  Total Investment Companies                       885,540
                                                  --------
Total (Cost $835,318) (a)                         $885,540
                                                  ========

------------

Percentages indicated are based on net assets of $885,342.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $7,538. Cost for federal income tax purposes differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation......................  $66,538
                   Unrealized depreciation......................  (23,854)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $42,684
                                                                  =======

See notes to financial statements.

One Group Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
 INVESTMENT COMPANIES (99.7%):
1,013    One Group Bond Fund, Class I...........  $ 10,210
4,947    One Group Diversified Equity Fund,
           Class I..............................    74,453
1,763    One Group Diversified International
           Fund, Class I........................    31,683
2,350    One Group Diversified Mid Cap Fund,
           Class I..............................    50,982
  540    One Group Government Bond Fund, Class
           I....................................     5,150
1,708    One Group High Yield Bond Fund,
           Class I..............................    15,205
2,045    One Group Income Bond Fund, Class I....    15,357
1,208    One Group International Equity Index
           Fund, Class I........................    26,150
3,149    One Group Large Cap Growth Fund,
           Class I..............................    84,008

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
 5,324   One Group Large Cap Value Fund,
           Class I..............................  $ 82,520
 1,818   One Group Mid Cap Growth Fund,
           Class I..............................    54,037
 3,784   One Group Mid Cap Value Fund, Class
           I....................................    50,862
11,843   One Group Prime Money Market Fund,
           Class I..............................    11,843
   842   One Group Small Cap Growth Fund,
           Class I..............................    10,915
   759   One Group Small Cap Value Fund, Class
           I....................................    10,426
                                                  --------
  Total Investment Companies                       533,801
                                                  --------
Total (Cost $481,524) (a)                         $533,801
                                                  ========

------------

Percentages indicated are based on net assets of $535,498.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,144. Cost for federal income tax purposes differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation......................  $58,807
                   Unrealized depreciation......................   (9,674)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $49,133
                                                                  =======

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2000
(Amounts in Thousands, except per share amounts)

                                                               INVESTOR      INVESTOR     INVESTOR      INVESTOR
                                                             CONSERVATIVE    BALANCED     GROWTH &       GROWTH
                                                             GROWTH FUND       FUND      INCOME FUND      FUND
                                                             ------------    --------    -----------    --------
ASSETS:
Investments, at cost.......................................    $207,439      $567,878     $835,318      $481,524
Unrealized appreciation (depreciation) from investments....         504       25,287        50,222        52,277
                                                               --------      --------     --------      --------
Investments, at value......................................     207,943      593,165       885,540       533,801
Cash.......................................................          --           --           280            --
Distributions receivable...................................         823        1,872         1,975           720
Receivable for capital shares issued.......................         960          714         1,989         1,869
Prepaid expenses and other assets..........................           6            7             8             7
                                                               --------      --------     --------      --------
TOTAL ASSETS...............................................     209,732      595,758       889,792       536,397
                                                               --------      --------     --------      --------
LIABILITIES:
Dividends payable..........................................         679        4,001         3,411           251
Payable for capital shares redeemed........................         176          318           406           246
Accrued expenses and other payables:
  Investment advisory fees.................................           5           10            14             4
  Administration fees......................................           5           15            18             2
  Distribution fees........................................         110          303           369           288
  Other....................................................         105          161           232           108
                                                               --------      --------     --------      --------
TOTAL LIABILITIES..........................................       1,080        4,808         4,450           899
                                                               --------      --------     --------      --------
NET ASSETS:
Capital....................................................     205,991      552,497       814,397       461,158
Accumulated undistributed net realized gains (losses) from
  investment transactions and distributions from investment
  company affiliates.......................................       2,157       13,166        20,723        22,063
Net unrealized appreciation (depreciation) from
  investments..............................................         504       25,287        50,222        52,277
                                                               --------      --------     --------      --------
NET ASSETS.................................................    $208,652      $590,950     $885,342      $535,498
                                                               ========      ========     ========      ========
NET ASSETS:
  Class I..................................................    $ 52,294      $56,229      $207,040      $ 73,483
  Class A..................................................      31,225      219,684       299,207       140,449
  Class B..................................................     117,926      298,942       362,151       302,162
  Class C..................................................       7,207       16,095        16,944        19,404
                                                               --------      --------     --------      --------
Total......................................................    $208,652      $590,950     $885,342      $535,498
                                                               ========      ========     ========      ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I..................................................       4,714        4,489        14,957         4,793
  Class A..................................................       2,820       17,543        21,430         9,209
  Class B..................................................      10,647       23,889        26,026        19,685
  Class C..................................................         652        1,291         1,228         1,277
                                                               --------      --------     --------      --------
Total......................................................      18,833       47,212        63,641        34,964
                                                               ========      ========     ========      ========
Net Asset Value
  Class I -- Offering and redemption price per share.......    $  11.09      $ 12.52      $  13.84      $  15.33
                                                               ========      ========     ========      ========
  Class A -- Redemption price per share....................    $  11.07      $ 12.52      $  13.96      $  15.25
                                                               ========      ========     ========      ========
    Maximum sales charge...................................        5.25%        5.25%         5.25%         5.25%
                                                               ========      ========     ========      ========
    Maximum offering price per share (100%/(100% -- maximum
      sales charge) of net asset value adjusted to nearest
      cent)................................................    $  11.68      $ 13.21      $  14.73      $  16.09
                                                               ========      ========     ========      ========
  Class B -- Offering price per share (a)..................    $  11.08      $ 12.51      $  13.91      $  15.35
                                                               ========      ========     ========      ========
  Class C -- Offering price per share (a)..................    $  11.06      $ 12.46      $  13.80      $  15.19
                                                               ========      ========     ========      ========

------------
(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                YEAR ENDED JUNE 30, 2000
(Amounts in Thousands)

                                                           INVESTOR      INVESTOR     INVESTOR      INVESTOR
                                                         CONSERVATIVE    BALANCED     GROWTH &       GROWTH
                                                         GROWTH FUND       FUND      INCOME FUND      FUND
                                                         ------------    --------    -----------    --------
INVESTMENT INCOME:
Distribution income from affiliates....................    $10,248       $23,704       $25,684      $11,976
                                                           -------       -------       -------      -------
EXPENSES:
Investment advisory fees...............................        105           278           384          221
Administration fees....................................        209           542           701          441
Distribution fees (Class A)............................        113           705           926          405
Distribution fees (Class B)............................      1,242         2,686         2,819        2,211
Distribution fees (Class C)............................         86           166           149          170
Custodian fees.........................................          5             4             4            4
Legal and audit fees...................................          9            12            14           11
Trustees' fees and expenses............................          6            11            13            9
Transfer agent fees....................................        177           463           833          586
Registration and filing fees...........................         76            88            95           79
Printing costs.........................................         35            85           111           64
Other..................................................          8            15            15           11
                                                           -------       -------       -------      -------
Total expenses before waivers..........................      2,071         5,055         6,064        4,212
Less waivers...........................................       (240)         (584)         (895)        (656)
                                                           -------       -------       -------      -------
Net Expenses...........................................      1,831         4,471         5,169        3,556
                                                           -------       -------       -------      -------
Net Investment Income (Loss)...........................      8,417        19,233        20,515        8,420
                                                           -------       -------       -------      -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions.........................................     (1,120)       (2,874)       (5,866)         421
Distributions of realized gains by investment company
  affiliates...........................................      4,604        21,128        39,227       28,576
Net change in unrealized appreciation (depreciation)
  from investments in affiliates.......................     (4,098)       (2,947)        5,183        5,853
                                                           -------       -------       -------      -------
Net realized/unrealized gains (losses) from
  investments..........................................       (614)       15,307        38,544       34,850
                                                           -------       -------       -------      -------
Change in net assets resulting from operations.........    $ 7,803       $34,540       $59,059      $43,270
                                                           =======       =======       =======      =======

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                               INVESTOR CONSERVATIVE              INVESTOR
                                                                    GROWTH FUND                BALANCED FUND
                                                              ------------------------    ------------------------
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                               JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                                 2000          1999          2000          1999
                                                              ----------    ----------    ----------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss)............................   $  8,417      $  5,010      $ 19,233      $  9,832
    Net realized gains (losses) from investment
      transactions..........................................     (1,120)          304        (2,874)       (1,574)
    Distributions of realized gains by investment company
      affiliates............................................      4,604         1,687        21,128         6,956
    Net change in unrealized appreciation (depreciation)
      from investments......................................     (4,098)        1,707        (2,947)       16,871
                                                               --------      --------      --------      --------
Change in net assets resulting from operations..............      7,803         8,708        34,540        32,085
                                                               --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income..............................     (2,063)       (1,467)       (2,859)       (3,441)
    From net realized gains.................................       (259)         (372)         (210)       (2,012)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............................     (1,441)         (847)       (7,627)       (3,125)
    From net realized gains.................................       (249)         (193)         (575)       (1,311)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..............................     (4,596)       (2,687)       (8,237)       (4,343)
    From net realized gains.................................       (923)         (708)         (740)       (2,775)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income..............................       (317)         (189)         (510)         (336)
    From net realized gains.................................        (68)          (53)          (49)         (232)
                                                               --------      --------      --------      --------
Change in net assets from shareholder distributions.........     (9,916)       (6,516)      (20,807)      (17,575)
                                                               --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions..............     13,830       108,576        70,800       288,629
                                                               --------      --------      --------      --------
Change in net assets........................................     11,717       110,768        84,533       303,139
NET ASSETS:
    Beginning of period.....................................    196,935        86,167       506,417       203,278
                                                               --------      --------      --------      --------
    End of period...........................................   $208,652      $196,935      $590,950      $506,417
                                                               ========      ========      ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                  INVESTOR GROWTH                 INVESTOR
                                                                   & INCOME FUND                GROWTH FUND
                                                              ------------------------    ------------------------
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                               JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                                 2000          1999          2000          1999
                                                              ----------    ----------    ----------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss)............................   $ 20,515      $  9,558      $  8,420      $  5,456
    Net realized gains (losses) from investment
      transactions..........................................     (5,866)       (4,049)          421        (2,208)
    Distributions of realized gains by investment company
      affiliates............................................     39,227        11,964        28,576        14,695
    Net change in unrealized appreciation (depreciation)
      from investments......................................      5,183        38,821         5,853        29,588
                                                               --------      --------      --------      --------
Change in net assets resulting from operations..............     59,059        56,294        43,270        47,531
                                                               --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income..............................     (6,408)       (5,573)       (2,294)       (2,945)
    From net realized gains.................................     (1,361)       (3,758)       (1,081)       (4,219)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............................     (7,627)       (1,989)       (2,437)       (1,935)
    From net realized gains.................................     (1,739)       (1,911)       (1,221)       (3,069)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..............................     (6,143)       (3,776)       (3,416)       (2,417)
    From net realized gains.................................     (1,798)       (4,316)       (2,185)       (4,568)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income..............................       (337)         (282)         (273)         (297)
    From net realized gains.................................       (100)         (335)         (183)         (564)
                                                               --------      --------      --------      --------
Change in net assets from shareholder distributions.........    (25,513)      (21,940)      (13,090)      (20,014)
                                                               --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions..............    163,440       424,171       120,069       137,033
                                                               --------      --------      --------      --------
Change in net assets........................................    196,986       458,525       150,249       164,550
NET ASSETS:
    Beginning of period.....................................    688,356       229,831       385,249       220,699
                                                               --------      --------      --------      --------
    End of period...........................................   $885,342      $688,356      $535,498      $385,249
                                                               ========      ========      ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                               INVESTOR CONSERVATIVE                 INVESTOR
                                                                    GROWTH FUND                   BALANCED FUND
                                                              ------------------------       ------------------------
                                                              YEAR ENDED    YEAR ENDED       YEAR ENDED    YEAR ENDED
                                                               JUNE 30,      JUNE 30,         JUNE 30,      JUNE 30,
                                                                 2000          1999             2000          1999
                                                              ----------    ----------       ----------    ----------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................   $ 33,438      $ 19,054         $ 33,551      $ 24,622
  Proceeds from shares issued in Pegasus acquisition........         --            --               --        14,183
  Dividends reinvested......................................        948           370              944         1,516
  Cost of shares redeemed...................................    (18,827)      (13,123)         (64,277)      (51,130)
                                                               --------      --------         --------      --------
  Change in net assets from Class I capital transactions....   $ 15,559      $  6,301         $(29,782)     $(10,809)
                                                               ========      ========         ========      ========
CLASS A SHARES:
  Proceeds from shares issued...............................   $ 14,411      $ 22,281         $101,696      $ 60,946
  Proceeds from shares issued in Pegasus acquisition........         --            --               --        97,757
  Dividends reinvested......................................      1,564           936            6,219         3,991
  Cost of shares redeemed...................................    (14,168)       (6,347)         (70,485)      (23,019)
                                                               --------      --------         --------      --------
  Change in net assets from Class A capital transactions....   $  1,807      $ 16,870         $ 37,430      $139,675
                                                               ========      ========         ========      ========
CLASS B SHARES:
  Proceeds from shares issued...............................   $ 35,974      $ 88,650         $110,126      $139,496
  Proceeds from shares issued in Pegasus acquisition........         --            --               --        25,340
  Dividends reinvested......................................      5,289         3,063            7,459         6,726
  Cost of shares redeemed...................................    (43,388)      (11,204)         (55,071)      (19,622)
                                                               --------      --------         --------      --------
  Change in net assets from Class B capital transactions....   $ (2,125)     $ 80,509         $ 62,514      $151,940
                                                               ========      ========         ========      ========
CLASS C SHARES:
  Proceeds from shares issued...............................   $  4,039      $  6,499         $  8,211      $  9,361
  Dividends reinvested......................................        348           216              485           544
  Cost of shares redeemed...................................     (5,798)       (1,819)          (8,058)       (2,082)
                                                               --------      --------         --------      --------
  Change in net assets from Class C capital transactions....   $ (1,411)     $  4,896         $    638      $  7,823
                                                               ========      ========         ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................      3,019         1,717            2,724         2,027
  Issued in Pegasus acquisition.............................         --            --               --         1,184
  Reinvested................................................         86            34               77           130
  Redeemed..................................................     (1,705)       (1,182)          (5,211)       (4,367)
                                                               --------      --------         --------      --------
  Change in Class I Shares..................................      1,400           569           (2,410)       (1,026)
                                                               ========      ========         ========      ========
CLASS A SHARES:
  Issued....................................................      1,307         2,010            8,298         5,133
  Issued in Pegasus acquisition.............................         --            --               --         8,160
  Reinvested................................................        142            84              504           338
  Redeemed..................................................     (1,286)         (573)          (5,743)       (1,902)
                                                               --------      --------         --------      --------
  Change in Class A Shares..................................        163         1,521            3,059        11,729
                                                               ========      ========         ========      ========
CLASS B SHARES:
  Issued....................................................      3,256         8,007            9,003        11,711
  Issued in Pegasus acquisition.............................         --            --               --         2,117
  Reinvested................................................        479           277              605           573
  Redeemed..................................................     (3,937)       (1,010)          (4,488)       (1,595)
                                                               --------      --------         --------      --------
  Change in Class B Shares..................................       (202)        7,274            5,120        12,806
                                                               ========      ========         ========      ========
CLASS C SHARES:
  Issued....................................................        364           585              676           793
  Reinvested................................................         32            20               39            47
  Redeemed..................................................       (527)         (165)            (652)         (177)
                                                               --------      --------         --------      --------
  Change in Class C Shares..................................       (131)          440               63           663
                                                               ========      ========         ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                                  INVESTOR GROWTH                    INVESTOR
                                                                   & INCOME FUND                   GROWTH FUND
                                                              ------------------------       ------------------------
                                                              YEAR ENDED    YEAR ENDED       YEAR ENDED    YEAR ENDED
                                                               JUNE 30,      JUNE 30,         JUNE 30,      JUNE 30,
                                                                 2000          1999             2000          1999
                                                              ----------    ----------       ----------    ----------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................   $ 59,009      $ 45,077         $ 34,701      $ 26,700
  Proceeds from shares issued in Pegasus acquisition........         --        85,917               --           794
  Dividends reinvested......................................      3,725         2,495            1,724         2,977
  Cost of shares redeemed...................................    (73,540)      (32,247)         (69,256)      (23,549)
                                                               --------      --------         --------      --------
  Change in net assets from Class I capital transactions....   $(10,806)     $101,242         $(32,831)     $  6,922
                                                               ========      ========         ========      ========
CLASS A SHARES:
  Proceeds from shares issued...............................   $117,352      $ 70,189         $ 75,587      $ 39,280
  Proceeds from shares issued in Pegasus acquisition........         --       163,313               --        16,083
  Dividends reinvested......................................      8,170         4,511            3,499         5,019
  Cost of shares redeemed...................................    (83,084)      (43,971)         (47,740)      (21,519)
                                                               --------      --------         --------      --------
  Change in net assets from Class A capital transactions....   $ 42,438      $194,042         $ 31,346      $ 38,863
                                                               ========      ========         ========      ========
CLASS B SHARES:
  Proceeds from shares issued...............................   $167,970      $118,374         $147,149      $ 84,953
  Proceeds from shares issued in Pegasus acquisition........         --        17,502               --        12,323
  Dividends reinvested......................................      7,006         7,937            5,582         7,009
  Cost of shares redeemed...................................    (47,114)      (20,030)         (34,421)      (18,200)
                                                               --------      --------         --------      --------
  Change in net assets from Class B capital transactions....   $127,862      $123,783         $118,310      $ 86,085
                                                               ========      ========         ========      ========
CLASS C SHARES:
  Proceeds from shares issued...............................   $  8,756      $  6,811         $  8,698      $  6,771
  Dividends reinvested......................................        398           573              452           853
  Cost of shares redeemed...................................     (5,208)       (2,280)          (5,906)       (2,461)
                                                               --------      --------         --------      --------
  Change in net assets from Class C capital transactions....   $  3,946      $  5,104         $  3,244      $  5,163
                                                               ========      ========         ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................      4,384         3,572            2,361         2,024
  Issued in Pegasus acquisition.............................         --         6,749               --            59
  Reinvested................................................        276           203              117           227
  Redeemed..................................................     (5,491)       (2,538)          (4,675)       (1,771)
                                                               --------      --------         --------      --------
  Change in Class I Shares..................................       (831)        7,986           (2,197)          539
                                                               ========      ========         ========      ========
CLASS A SHARES:
  Issued....................................................      8,680         4,934            5,201         2,958
  Issued in Pegasus acquisition.............................         --        12,718               --         1,203
  Reinvested................................................        601           359              238           389
  Redeemed..................................................     (6,146)       (2,859)          (3,276)       (1,634)
                                                               --------      --------         --------      --------
  Change in Class A Shares..................................      3,135        15,152            2,163         2,916
                                                               ========      ========         ========      ========
CLASS B SHARES:
  Issued....................................................     12,452         9,331            9,968         6,368
  Issued in Pegasus acquisition.............................         --         1,368               --           911
  Reinvested................................................        516           639              377           538
  Redeemed..................................................     (3,494)       (1,547)          (2,347)       (1,367)
                                                               --------      --------         --------      --------
  Change in Class B Shares..................................      9,474         9,791            7,998         6,450
                                                               ========      ========         ========      ========
CLASS C SHARES:
  Issued....................................................        657           553              599           514
  Reinvested................................................         30            46               31            66
  Redeemed..................................................       (391)         (180)            (407)         (184)
                                                               --------      --------         --------      --------
  Change in Class C Shares..................................        296           419              223           396
                                                               ========      ========         ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   Investor Conservative Growth Fund
                                                          ---------------------------------------------------
                                                                            Class I Shares
                                                          ---------------------------------------------------
                                                                                                 DECEMBER 10,
                                                                 Year Ended June 30,             1996 THROUGH
                                                          ---------------------------------        JUNE 30,
                                                           2000         1999         1998          1997 (a)
                                                          -------      -------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $ 11.20      $ 11.06      $ 10.33        $ 10.00
                                                          -------      -------      -------        -------
Investment Activities:
  Net investment income (loss)........................       0.52         0.47         0.46           0.26
  Net realized and unrealized gains (losses) from
     investments......................................      (0.03)        0.28         0.82           0.33
                                                          -------      -------      -------        -------
     Total from Investment Activities.................       0.49         0.75         1.28           0.59
                                                          -------      -------      -------        -------
Distributions:
  Net investment income...............................      (0.52)       (0.48)       (0.45)         (0.26)
  Net realized gains..................................      (0.08)       (0.13)       (0.10)            --
                                                          -------      -------      -------        -------
     Total Distributions..............................      (0.60)       (0.61)       (0.55)         (0.26)
                                                          -------      -------      -------        -------
NET ASSET VALUE, END OF PERIOD........................    $ 11.09      $ 11.20      $ 11.06        $ 10.33
                                                          =======      =======      =======        =======
Total Return..........................................       4.52%        7.01%       12.70%          6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...................    $52,294      $37,131      $30,352        $15,038
  Ratio of expenses to average net assets.............       0.20%        0.20%        0.20%          0.20%(c)
  Ratio of net investment income to average net
     assets...........................................       4.66%        4.31%        4.43%          4.92%(c)
  Ratio of expenses to average net assets*............       0.30%        0.32%        0.56%          1.46%(c)
  Portfolio turnover (d)..............................      23.76%        9.73%        3.22%         28.46%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INVESTOR CONSERVATIVE GROWTH FUND
                                                           ---------------------------------------------------
                                                                             CLASS A SHARES
                                                           ---------------------------------------------------
                                                                                                  DECEMBER 10,
                                                                  YEAR ENDED JUNE 30,             1996 THROUGH
                                                           ---------------------------------        JUNE 30,
                                                            2000         1999         1998          1997 (a)
                                                           -------      -------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $ 11.18      $ 11.04      $ 10.32         $10.00
                                                           -------      -------      -------         ------
Investment Activities:
  Net investment income (loss).........................       0.49         0.44         0.43           0.22
  Net realized and unrealized gains (losses) from
     investments.......................................      (0.03)        0.29         0.82           0.32
                                                           -------      -------      -------         ------
     Total from Investment Activities..................       0.46         0.73         1.25           0.54
                                                           -------      -------      -------         ------
Distributions:
  Net investment income................................      (0.49)       (0.46)       (0.43)         (0.22)
  Net realized gains...................................      (0.08)       (0.13)       (0.10)            --
                                                           -------      -------      -------         ------
     Total Distributions...............................      (0.57)       (0.59)       (0.53)         (0.22)
                                                           -------      -------      -------         ------
NET ASSET VALUE, END OF PERIOD.........................    $ 11.07      $ 11.18      $ 11.04         $10.32
                                                           =======      =======      =======         ======
Total Return (Excludes Sales Charge)...................       4.27%        6.77%       12.38%          5.46%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)....................    $31,225      $29,714      $12,538         $1,299
  Ratio of expenses to average net assets..............       0.45%        0.45%        0.45%          0.47%(c)
  Ratio of net investment income to average net
     assets............................................       4.46%        4.07%        4.12%          4.76%(c)
  Ratio of expenses to average net assets*.............       0.65%        0.67%        0.82%          3.05%(c)
  Portfolio turnover (d)...............................      23.76%        9.73%        3.22%         28.46%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   Investor Conservative Growth Fund
                                                         -----------------------------------------------------
                                                                            Class B Shares
                                                         -----------------------------------------------------
                                                                                                  DECEMBER 10,
                                                                 Year Ended June 30,              1996 THROUGH
                                                         -----------------------------------        JUNE 30,
                                                           2000          1999         1998          1997 (a)
                                                         --------      --------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $  11.19      $  11.05      $ 10.33         $10.00
                                                         --------      --------      -------         ------
Investment Activities:
  Net investment income (loss).......................        0.41          0.36         0.37           0.19
  Net realized and unrealized gains (losses) from
     investments.....................................       (0.03)         0.29         0.81           0.33
                                                         --------      --------      -------         ------
     Total from Investment Activities................        0.38          0.65         1.18           0.52
                                                         --------      --------      -------         ------
Distributions:
  Net investment income..............................       (0.41)        (0.38)       (0.36)         (0.19)
  Net realized gains.................................       (0.08)        (0.13)       (0.10)            --
                                                         --------      --------      -------         ------
     Total Distributions.............................       (0.49)        (0.51)       (0.46)         (0.19)
                                                         --------      --------      -------         ------
NET ASSET VALUE, END OF PERIOD.......................    $  11.08      $  11.19      $ 11.05         $10.33
                                                         ========      ========      =======         ======
Total Return (Excludes Sales Charge).................        3.48%         6.10%       11.53%          5.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..................    $117,926      $121,348      $39,489         $2,616
  Ratio of expenses to average net assets............        1.20%         1.20%        1.20%          1.21%(c)
  Ratio of net investment income to average net
     assets..........................................        3.70%         3.33%        3.37%          4.06%(c)
  Ratio of expenses to average net assets*...........        1.30%         1.32%        1.47%          3.52%(c)
  Portfolio turnover (d).............................       23.76%         9.73%        3.22%         28.46%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    Investor Conservative Growth Fund
                                                                ------------------------------------------
                                                                              Class C Shares
                                                                ------------------------------------------
                                                                                                JULY 1,
                                                                 Year Ended June 30,          1997 THROUGH
                                                                ---------------------           JUNE 30,
                                                                 2000           1999            1998 (a)
                                                                ------         ------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $11.17         $11.03            $10.33
                                                                ------         ------            ------
Investment Activities:
  Net investment income (loss)..............................      0.41           0.36              0.35
  Net realized and unrealized gains (losses) from
     investments............................................     (0.03)          0.29              0.81
                                                                ------         ------            ------
     Total from Investment Activities.......................      0.38           0.65              1.16
                                                                ------         ------            ------
Distributions:
  Net investment income.....................................     (0.41)         (0.38)            (0.36)
  Net realized gains........................................     (0.08)         (0.13)            (0.10)
                                                                ------         ------            ------
     Total Distributions....................................     (0.49)         (0.51)            (0.46)
                                                                ------         ------            ------
NET ASSET VALUE, END OF PERIOD..............................    $11.06         $11.17            $11.03
                                                                ======         ======            ======
Total Return (Excludes Sales Charge)........................      3.48%          6.00%            11.48%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $7,207         $8,742            $3,788
  Ratio of expenses to average net assets...................      1.20%          1.20%             1.20%
  Ratio of net investment income to average net assets......      3.70%          3.32%             3.39%
  Ratio of expenses to average net assets*..................      1.30%          1.33%             1.47%
  Portfolio turnover (b)....................................     23.76%          9.73%             3.22%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        Investor Balanced Fund
                                                          ---------------------------------------------------
                                                                            Class I Shares
                                                          ---------------------------------------------------
                                                                                                 DECEMBER 10,
                                                                 Year Ended June 30,             1996 THROUGH
                                                          ---------------------------------        JUNE 30,
                                                           2000         1999         1998          1997 (a)
                                                          -------      -------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $ 12.24      $ 11.81      $ 10.63        $ 10.00
                                                          -------      -------      -------        -------
Investment Activities:
  Net investment income (loss)........................       0.53         0.47         0.37           0.21
  Net realized and unrealized gains (losses) from
     investments......................................       0.27         0.79         1.39           0.63
                                                          -------      -------      -------        -------
     Total from Investment Activities.................       0.80         1.26         1.76           0.84
                                                          -------      -------      -------        -------
Distributions:
  Net investment income...............................      (0.49)       (0.51)       (0.36)         (0.21)
  Net realized gains..................................      (0.03)       (0.32)       (0.22)            --
                                                          -------      -------      -------        -------
     Total Distributions..............................      (0.52)       (0.83)       (0.58)         (0.21)
                                                          -------      -------      -------        -------
NET ASSET VALUE, END OF PERIOD........................    $ 12.52      $ 12.24      $ 11.81        $ 10.63
                                                          =======      =======      =======        =======
Total Return..........................................       6.69%       11.16%       17.02%          8.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...................    $56,229      $84,447      $93,557        $72,155
  Ratio of expenses to average net assets.............       0.20%        0.20%        0.20%          0.20%(c)
  Ratio of net investment income to average net
     assets...........................................       4.10%        3.85%        3.31%          3.84%(c)
  Ratio of expenses to average net assets*............       0.27%        0.26%        0.32%          0.56%(c)
  Portfolio turnover (d)..............................      20.99%       13.51%        9.71%         12.20%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        Investor Balanced Fund
                                                         -----------------------------------------------------
                                                                            Class A Shares
                                                         -----------------------------------------------------
                                                                                                  DECEMBER 10,
                                                                 Year Ended June 30,              1996 THROUGH
                                                         -----------------------------------        JUNE 30,
                                                           2000          1999         1998          1997 (a)
                                                         --------      --------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $  12.24      $  11.83      $ 10.66         $10.00
                                                         --------      --------      -------         ------
Investment Activities:
  Net investment income (loss).......................        0.47          0.42         0.34           0.17
  Net realized and unrealized gains (losses) from
     investments.....................................        0.30          0.79         1.39           0.66
                                                         --------      --------      -------         ------
     Total from Investment Activities................        0.77          1.21         1.73           0.83
                                                         --------      --------      -------         ------
Distributions:
  Net investment income..............................       (0.46)        (0.48)       (0.34)         (0.17)
  Net realized gains.................................       (0.03)        (0.32)       (0.22)            --
                                                         --------      --------      -------         ------
     Total Distributions.............................       (0.49)        (0.80)       (0.56)         (0.17)
                                                         --------      --------      -------         ------
NET ASSET VALUE, END OF PERIOD.......................    $  12.52      $  12.24      $ 11.83         $10.66
                                                         ========      ========      =======         ======
Total Return (Excludes Sales Charge).................        6.43%        10.70%       16.62%          8.41%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..................    $219,684      $177,336      $32,605         $2,176
  Ratio of expenses to average net
     assets..........................................        0.45%         0.45%        0.45%          0.47%(c)
  Ratio of net investment income to average net
     assets..........................................        3.82%         3.27%        3.01%          3.78%(c)
  Ratio of expenses to average net assets*...........        0.62%         0.61%        0.66%          1.12%(c)
  Portfolio turnover (d).............................       20.99%        13.51%        9.71%         12.20%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        Investor Balanced Fund
                                                         -----------------------------------------------------
                                                                            Class B Shares
                                                         -----------------------------------------------------
                                                                                                  DECEMBER 10,
                                                                 Year Ended June 30,              1996 THROUGH
                                                         -----------------------------------        JUNE 30,
                                                           2000          1999         1998          1997 (a)
                                                         --------      --------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $  12.24      $  11.82      $ 10.65         $10.00
                                                         --------      --------      -------         ------
Investment Activities:
  Net investment income (loss).......................        0.37          0.33         0.26           0.16
  Net realized and unrealized gains (losses) from
     investments.....................................        0.30          0.81         1.39           0.65
                                                         --------      --------      -------         ------
     Total from Investment Activities................        0.67          1.14         1.65           0.81
                                                         --------      --------      -------         ------
Distributions:
  Net investment income..............................       (0.37)        (0.40)       (0.26)         (0.16)
  Net realized gains.................................       (0.03)        (0.32)       (0.22)            --
                                                         --------      --------      -------         ------
     Total Distributions.............................       (0.40)        (0.72)       (0.48)         (0.16)
                                                         --------      --------      -------         ------
NET ASSET VALUE, END OF PERIOD.......................    $  12.51      $  12.24      $ 11.82         $10.65
                                                         ========      ========      =======         ======
Total Return (Excludes Sales Charge).................        5.58%        10.01%       15.85%          8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..................    $298,942      $229,671      $70,463         $5,672
  Ratio of expenses to average net
     assets..........................................        1.20%         1.20%        1.20%          1.22%(c)
  Ratio of net investment income to average net
     assets..........................................        3.04%         2.78%        2.26%          2.93%(c)
  Ratio of expenses to average net assets*...........        1.27%         1.26%        1.31%          1.73%(c)
  Portfolio turnover (d).............................       20.99%        13.51%        9.71%         12.20%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR BALANCED FUND
                                                                --------------------------------------
                                                                            CLASS C SHARES
                                                                --------------------------------------
                                                                                            JULY 1,
                                                                YEAR ENDED JUNE 30,       1997 THROUGH
                                                                --------------------        JUNE 30,
                                                                 2000         1999          1998 (a)
                                                                -------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 12.19      $ 11.77         $10.63
                                                                -------      -------         ------
Investment Activities:
  Net investment income (loss)..............................       0.37         0.32           0.26
  Net realized and unrealized gains (losses) from
     investments............................................       0.30         0.81           1.37
                                                                -------      -------         ------
     Total from Investment Activities.......................       0.67         1.13           1.63
                                                                -------      -------         ------
Distributions:
  Net investment income.....................................      (0.37)       (0.39)         (0.27)
  Net realized gains........................................      (0.03)       (0.32)         (0.22)
                                                                -------      -------         ------
     Total Distributions....................................      (0.40)       (0.71)         (0.49)
                                                                -------      -------         ------
NET ASSET VALUE, END OF PERIOD..............................    $ 12.46      $ 12.19         $11.77
                                                                =======      =======         ======
Total Return (Excludes Sales Charge)........................       5.59%       10.04%         15.66%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $16,095      $14,963         $6,653
  Ratio of expenses to average net assets...................       1.20%        1.20%          1.20%
  Ratio of net investment income to average net assets......       3.08%        2.85%          2.24%
  Ratio of expenses to average net assets*..................       1.27%        1.26%          1.30%
  Portfolio turnover (b)....................................      20.99%       13.51%          9.71%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    Investor Growth & Income Fund
                                                        -----------------------------------------------------
                                                                           Class I Shares
                                                        -----------------------------------------------------
                                                                                                 DECEMBER 10,
                                                                Year Ended June 30,              1996 THROUGH
                                                        -----------------------------------        JUNE 30,
                                                          2000          1999         1998          1997 (a)
                                                        --------      --------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD................    $  13.29      $  12.57      $ 10.93        $ 10.00
                                                        --------      --------      -------        -------
Investment Activities:
  Net investment income (loss)......................        0.43          0.35         0.25           0.15
  Net realized and unrealized gains (losses) from
     investments....................................        0.63          1.32         1.92           0.93
                                                        --------      --------      -------        -------
     Total from Investment Activities...............        1.06          1.67         2.17           1.08
                                                        --------      --------      -------        -------
Distributions:
  Net investment income.............................       (0.42)        (0.48)       (0.25)         (0.15)
  Net realized gains................................       (0.09)        (0.47)       (0.28)            --
                                                        --------      --------      -------        -------
     Total Distributions............................       (0.51)        (0.95)       (0.53)         (0.15)
                                                        --------      --------      -------        -------
NET ASSET VALUE, END OF PERIOD......................    $  13.84      $  13.29      $ 12.57        $ 10.93
                                                        ========      ========      =======        =======
Total Return........................................        8.10%        14.11%       20.34%         10.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).................    $207,040      $209,770      $98,060        $43,660
  Ratio of expenses to average net assets...........        0.20%         0.20%        0.20%          0.20%(c)
  Ratio of net investment income to average net
     assets.........................................        3.14%         3.70%        2.17%          2.78%(c)
  Ratio of expenses to average net assets*..........        0.28%         0.27%        0.34%          0.66%(c)
  Portfolio turnover (d)............................       21.50%        17.87%       11.38%         18.07%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     Investor Growth & Income Fund
                                                         -----------------------------------------------------
                                                                            Class A Shares
                                                         -----------------------------------------------------
                                                                                                  DECEMBER 10,
                                                                 Year Ended June 30,              1996 THROUGH
                                                         -----------------------------------        JUNE 30,
                                                           2000          1999         1998          1997 (a)
                                                         --------      --------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $  13.40      $  12.69      $ 11.02         $10.00
                                                         --------      --------      -------         ------
Investment Activities:
  Net investment income (loss).......................        0.39          0.36         0.22           0.12
  Net realized and unrealized gains (losses) from
     investments.....................................        0.65          1.27         1.95           1.02
                                                         --------      --------      -------         ------
     Total from Investment Activities................        1.04          1.63         2.17           1.14
                                                         --------      --------      -------         ------
Distributions:
  Net investment income..............................       (0.39)        (0.45)       (0.22)         (0.12)
  Net realized gains.................................       (0.09)        (0.47)       (0.28)            --
                                                         --------      --------      -------         ------
     Total Distributions.............................       (0.48)        (0.92)       (0.50)         (0.12)
                                                         --------      --------      -------         ------
NET ASSET VALUE, END OF PERIOD.......................    $  13.96      $  13.40      $ 12.69         $11.02
                                                         ========      ========      =======         ======
Total Return (Excludes Sales Charge).................        7.85%        13.62%       20.18%         11.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..................    $299,207      $245,151      $39,874         $4,262
  Ratio of expenses to average net assets............        0.45%         0.45%        0.45%          0.46%(c)
  Ratio of net investment income to average net
     assets..........................................        2.91%         1.54%        1.91%          2.67%(c)
  Ratio of expenses to average net assets*...........        0.63%         0.62%        0.67%          1.26%(c)
  Portfolio turnover (d).............................       21.50%        17.87%       11.38%         18.07%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     Investor Growth & Income Fund
                                                         -----------------------------------------------------
                                                                            Class B Shares
                                                         -----------------------------------------------------
                                                                                                  DECEMBER 10,
                                                                 Year Ended June 30,              1996 THROUGH
                                                         -----------------------------------        JUNE 30,
                                                           2000          1999         1998          1997 (a)
                                                         --------      --------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $  13.36      $  12.64      $ 11.00         $10.00
                                                         --------      --------      -------         ------
Investment Activities:
  Net investment income (loss).......................        0.29          0.26         0.14           0.09
  Net realized and unrealized gains (losses) from
     investments.....................................        0.64          1.29         1.92           1.00
                                                         --------      --------      -------         ------
     Total from Investment Activities................        0.93          1.55         2.06           1.09
                                                         --------      --------      -------         ------
Distributions:
  Net investment income..............................       (0.29)        (0.36)       (0.14)         (0.09)
  Net realized gains.................................       (0.09)        (0.47)       (0.28)            --
                                                         --------      --------      -------         ------
     Total Distributions.............................       (0.38)        (0.83)       (0.42)         (0.09)
                                                         --------      --------      -------         ------
NET ASSET VALUE, END OF PERIOD.......................    $  13.91      $  13.36      $ 12.64         $11.00
                                                         ========      ========      =======         ======
Total Return (Excludes Sales Charge).................        7.04%        12.93%       19.13%         11.02%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..................    $362,151      $221,088      $85,468         $8,896
  Ratio of expenses to average net assets............        1.20%         1.20%        1.20%          1.21%(c)
  Ratio of net investment income to average net
     assets..........................................        2.13%         2.12%        1.15%          1.94%(c)
  Ratio of expenses to average net assets*...........        1.28%         1.27%        1.32%          1.89%(c)
  Portfolio turnover (d).............................       21.50%        17.87%       11.38%         18.07%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    Investor Growth & Income Fund
                                                                --------------------------------------
                                                                            Class C Shares
                                                                --------------------------------------
                                                                                            JULY 1,
                                                                Year Ended June 30,       1997 THROUGH
                                                                --------------------        JUNE 30,
                                                                 2000         1999          1998 (a)
                                                                -------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 13.25      $ 12.54         $10.93
                                                                -------      -------         ------
Investment Activities:
  Net investment income (loss)..............................       0.29         0.26           0.14
  Net realized and unrealized gains (losses) from
     investments............................................       0.64         1.28           1.90
                                                                -------      -------         ------
     Total from Investment Activities.......................       0.93         1.54           2.04
                                                                -------      -------         ------
Distributions:
  Net investment income.....................................      (0.29)       (0.36)         (0.15)
  Net realized gains........................................      (0.09)       (0.47)         (0.28)
                                                                -------      -------         ------
     Total Distributions....................................      (0.38)       (0.83)         (0.43)
                                                                -------      -------         ------
NET ASSET VALUE, END OF PERIOD..............................    $ 13.80      $ 13.25         $12.54
                                                                =======      =======         ======
Total Return (Excludes Sales Charge)........................       7.10%       12.94%         19.08%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $16,944      $12,347         $6,429
  Ratio of expenses to average net assets...................       1.20%        1.20%          1.20%
  Ratio of net investment income to average net assets......       2.18%        2.20%          1.14%
  Ratio of expenses to average net assets*..................       1.28%        1.27%          1.31%
  Portfolio turnover (b)....................................      21.50%       17.87%         11.38%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         Investor Growth Fund
                                                         ----------------------------------------------------
                                                                            Class I Shares
                                                         ----------------------------------------------------
                                                                                                 DECEMBER 10,
                                                                Year Ended June 30,              1996 THROUGH
                                                         ----------------------------------        JUNE 30,
                                                          2000          1999         1998          1997 (a)
                                                         -------      --------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $ 14.39      $  13.39      $ 11.25        $ 10.00
                                                         -------      --------      -------        -------
Investment Activities:
  Net investment income (loss).......................       0.40          0.32         0.12           0.09
  Net realized and unrealized gains (losses) from
     investments.....................................       1.04          1.77         2.49           1.25
                                                         -------      --------      -------        -------
     Total from Investment Activities................       1.44          2.09         2.61           1.34
                                                         -------      --------      -------        -------
Distributions:
  Net investment income..............................      (0.34)        (0.43)       (0.12)         (0.09)
  Net realized gains.................................      (0.16)        (0.66)       (0.35)            --
                                                         -------      --------      -------        -------
     Total Distributions.............................      (0.50)        (1.09)       (0.47)         (0.09)
                                                         -------      --------      -------        -------
NET ASSET VALUE, END OF PERIOD.......................    $ 15.33      $  14.39      $ 13.39        $ 11.25
                                                         =======      ========      =======        =======
Total Return.........................................      10.17%        16.84%       23.81%         13.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..................    $73,483      $100,566      $86,355        $31,318
  Ratio of expenses to average net assets............       0.20%         0.20%        0.20%          0.20%(c)
  Ratio of net investment income to average net
     assets..........................................       2.77%         2.57%        1.04%          1.70%(c)
  Ratio of expenses to average net assets*...........       0.32%         0.31%        0.36%          0.77%(c)
  Portfolio turnover (d).............................      28.66%        14.62%        4.05%         18.49%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         Investor Growth Fund
                                                         -----------------------------------------------------
                                                                            Class A Shares
                                                         -----------------------------------------------------
                                                                                                  DECEMBER 10,
                                                                 Year Ended June 30,              1996 THROUGH
                                                         -----------------------------------        JUNE 30,
                                                           2000          1999         1998          1997 (a)
                                                         --------      --------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $  14.30      $  13.33      $ 11.21         $10.00
                                                         --------      --------      -------         ------
Investment Activities:
  Net investment income (loss).......................        0.33          0.29         0.10           0.07
  Net realized and unrealized gains (losses) from
     investments.....................................        1.09          1.74         2.47           1.21
                                                         --------      --------      -------         ------
     Total from Investment Activities................        1.42          2.03         2.57           1.28
                                                         --------      --------      -------         ------
Distributions:
  Net investment income..............................       (0.31)        (0.40)       (0.10)         (0.07)
  Net realized gains.................................       (0.16)        (0.66)       (0.35)            --
                                                         --------      --------      -------         ------
     Total Distributions.............................       (0.47)        (1.06)       (0.45)         (0.07)
                                                         --------      --------      -------         ------
NET ASSET VALUE, END OF PERIOD.......................    $  15.25      $  14.30      $ 13.33         $11.21
                                                         ========      ========      =======         ======
Total Return (Excludes Sales Charge).................       10.04%        16.40%       23.44%         12.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..................    $140,449      $100,789      $55,057         $4,439
  Ratio of expenses to average net assets............        0.45%         0.45%        0.45%          0.46%(c)
  Ratio of net investment income to average net
     assets..........................................        2.25%         2.08%        0.78%          1.82%(c)
  Ratio of expenses to average net assets*...........        0.67%         0.66%        0.70%          1.62%(c)
  Portfolio turnover (d).............................       28.66%        14.62%        4.05%         18.49%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Period from commencement of operations.
 (b) Not annualized.
 (c) Annualized.
 (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         Investor Growth Fund
                                                         -----------------------------------------------------
                                                                            Class B Shares
                                                         -----------------------------------------------------
                                                                                                  DECEMBER 10,
                                                                 Year Ended June 30,              1996 THROUGH
                                                         -----------------------------------        JUNE 30,
                                                           2000          1999         1998          1997 (a)
                                                         --------      --------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $  14.44      $  13.47      $ 11.34         $10.00
                                                         --------      --------      -------         ------
Investment Activities:
  Net investment income (loss).......................        0.24          0.20         0.02           0.04
  Net realized and unrealized gains (losses) from
     investments.....................................        1.07          1.76         2.48           1.34
                                                         --------      --------      -------         ------
     Total from Investment Activities................        1.31          1.96         2.50           1.38
                                                         --------      --------      -------         ------
Distributions:
  Net investment income..............................       (0.24)        (0.33)       (0.02)         (0.04)
  Net realized gains.................................       (0.16)        (0.66)       (0.35)            --
                                                         --------      --------      -------         ------
     Total Distributions.............................       (0.40)        (0.99)       (0.37)         (0.04)
                                                         --------      --------      -------         ------
NET ASSET VALUE, END OF PERIOD.......................    $  15.35      $  14.44      $ 13.47         $11.34
                                                         ========      ========      =======         ======
Total Return (Excludes Sales Charge).................        9.14%        15.57%       22.52%         13.88%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..................    $302,162      $168,823      $70,515         $7,651
  Ratio of expenses to average net assets............        1.20%         1.20%        1.20%          1.20%(c)
  Ratio of net investment income to average net
     assets..........................................        1.41%         1.44%        0.04%          0.97%(c)
  Ratio of expenses to average net assets*...........        1.32%         1.31%        1.35%          2.18%(c)
  Portfolio turnover (d).............................       28.66%        14.62%        4.05%         18.49%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Period from commencement of operations.
 (b) Not annualized.
 (c) Annualized.
 (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         Investor Growth Fund
                                                                --------------------------------------
                                                                            Class C Shares
                                                                --------------------------------------
                                                                                            JULY 1,
                                                                Year Ended June 30,       1997 THROUGH
                                                                --------------------        JUNE 30,
                                                                 2000         1999          1998 (a)
                                                                -------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 14.30      $ 13.34         $11.25
                                                                -------      -------         ------
Investment Activities:
  Net investment income (loss)..............................       0.24         0.18           0.02
  Net realized and unrealized gains (losses) from
     investments............................................       1.05         1.77           2.45
                                                                -------      -------         ------
     Total from Investment Activities.......................       1.29         1.95           2.47
                                                                -------      -------         ------
Distributions:
  Net investment income.....................................      (0.24)       (0.33)         (0.03)
  Net realized gains........................................      (0.16)       (0.66)         (0.35)
                                                                -------      -------         ------
     Total Distributions....................................      (0.40)       (0.99)         (0.38)
                                                                -------      -------         ------
NET ASSET VALUE, END OF PERIOD..............................    $ 15.19      $ 14.30         $13.34
                                                                =======      =======         ======
Total Return (Excludes Sales Charge)........................       9.08%       15.65%         22.42%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $19,404      $15,071         $8,772
  Ratio of expenses to average net assets...................       1.20%        1.20%          1.20%
  Ratio of net investment income to average net assets......       1.52%        1.50%          0.04%
  Ratio of expenses to average net assets*..................       1.32%        1.31%          1.35%
  Portfolio turnover (b)....................................      28.66%       14.62%          4.05%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Period from commencement of operations.
 (b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2000

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only. Each Fund is a diversified mutual fund. The Funds invest solely in other portfolios of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the closing net asset value per share of each of the Underlying Funds on the day of valuation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly for the Funds, except for the Investor Conservative Growth Fund, which is declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

     Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I, Class A, Class B and Class C shares only. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average daily net assets of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets when fund assets exceed $1 billion. One Group Administrative Services ("OGA"), an affiliate of the Advisor, serves as sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and OGA. Pursuant to this agreement, OGA performs many of the Administrator's duties, for which the OGA receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

   services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services.

   Class I shares of each Fund are offered without distribution fees. For the period ended June 30, 2000, the Distributor received $8,247,635 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $8,036,808 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the year ended June 30, 2000, fees in the following amounts were waived (amounts in thousands):

                                                          INVESTMENT                        DISTRIBUTION FEES
                                                         ADVISORY FEES    ADMINISTRATION         WAIVED
                           FUND                             WAIVED         FEES WAIVED           CLASS A
                           ----                          -------------    --------------    -----------------
    Investor Conservative Growth Fund..................      $ 57              $151               $ 32
    Investor Balanced Fund.............................       170               213                201
    Investor Growth & Income Fund......................       234               396                265
    Investor Growth Fund...............................       152               388                116

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the year ended June 30, 2000 were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    --------
    Investor Conservative Growth Fund...........................  $ 67,791     $ 48,751
    Investor Balanced Fund......................................   193,019      114,444
    Investor Growth & Income Fund...............................   339,086      162,501
    Investor Growth Fund........................................   233,067      124,349

6. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999 to January 17, 2000, was payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all Funds.

   During the year ended June 30, 2000, there were no borrowings by the Funds under the Agreement.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

7. DEFERRED COMPENSATION PLAN:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group Mutual Funds elected by each Trustee. The Plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

8. PEGASUS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Reorganization") with the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 22, 1999 following approval by shareholders of the Pegasus Funds at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except per share amounts):

                                                                                                   AFTER
                                                              BEFORE REORGANIZATION            REORGANIZATION
                                                      -------------------------------------    --------------
                                                        PEGASUS MANAGED         INVESTOR          INVESTOR
                                                      ASSETS CONSERVATIVE       BALANCED          BALANCED
                                                             FUND                 FUND              FUND
                                                      -------------------    --------------    --------------
    Shares..........................................         10,038               25,605            37,066
    Net assets......................................       $137,280             $306,589          $443,869
    Net asset value:
      Class I.......................................          13.73                11.98             11.98
      Class A.......................................          13.67                11.98             11.98
      Class B.......................................          13.68                11.97             11.97
      Class C.......................................             --                11.92             11.92
    Unrealized appreciation/(depreciation)..........         (3,150)              19,523            16,373

                                                                                                   AFTER
                                                              BEFORE REORGANIZATION            REORGANIZATION
                                                      -------------------------------------    --------------
                                                        PEGASUS MANAGED         INVESTOR          INVESTOR
                                                        ASSET BALANCED          GROWTH &          GROWTH &
                                                             FUND             INCOME FUND       INCOME FUND
                                                      -------------------    --------------    --------------
    Shares..........................................         25,159               27,223            48,058
    Net assets......................................       $266,732             $347,797          $614,529
    Net asset value:
      Class I.......................................          10.50                12.73             12.73
      Class A.......................................          10.53                12.84             12.84
      Class B.......................................          11.96                12.79             12.79
      Class C.......................................             --                12.69             12.69
    Unrealized appreciation/(depreciation)..........        (11,652)              25,486            13,834

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

                                                                                                   AFTER
                                                              BEFORE REORGANIZATION            REORGANIZATION
                                                      -------------------------------------    --------------
                                                        PEGASUS MANAGED         INVESTOR          INVESTOR
                                                         ASSETS GROWTH           GROWTH            GROWTH
                                                             FUND                 FUND              FUND
                                                      -------------------    --------------    --------------
    Shares..........................................          2,740               22,356            24,529
    Net assets......................................        $29,200             $300,776          $329,976
    Net asset value:
      Class I.......................................          10.79                13.45             13.45
      Class A.......................................          10.73                13.37             13.37
      Class B.......................................          10.55                13.52             13.52
      Class C.......................................             --                13.38             13.38
    Unrealized appreciation/(depreciation)..........         (1,306)              22,458            21,152

9. FEDERAL TAX INFORMATION (UNAUDITED):

   The accompanying table below details distributions from long-term capital gains for the following funds for the fiscal year ended June 30, 2000 (amounts in thousands):

    FUND                                                          AMOUNT
    ----                                                          ------
    Investor Conservative Growth Fund...........................  $2,258
    Investor Balanced Fund......................................   5,061
    Investor Growth & Income Fund...............................   9,319
    Investor Growth Fund........................................   8,896

  ELIGIBLE DISTRIBUTIONS:

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

    FUND
    ----
    Investor Conservative Growth Fund...........................    1.25%
    Investor Balanced Fund......................................    2.51%
    Investor Growth & Income Fund...............................    4.33%
    Investor Growth Fund........................................    5.87%

Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund and the Investor Growth Fund (four series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the Underlying Funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 18, 2000

                 (This page has been left blank intentionally.)

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Banc One
 Investment Advisors Corporation
 serves as investment advisor to
 the One Group, for which it
 receives advisory fees.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-036-AN (8/00)

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